SCHEDULE OF INCOME BEFORE INCOME TAX DOMESTIC AND FOREIGN (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Successors [Member]
Multiemployer Plan [Line Items]
Domestic		$ (20,722)	$ (3,163)	$ (1,675)
Foreign		65,133	63,955	54,050
Income Before Income Tax		$ 44,411	$ 60,792	$ 52,375
Predecessors [Member] | NPS Holdings Limited [Member]
Multiemployer Plan [Line Items]
Domestic
Foreign	9,078
Income Before Income Tax	$ 9,078